Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash	$ 43,062	$ 125,024	$ 13,697
Prepaid expenses	12,979	31,745	6,858
Total Current Assets	56,041	156,769	20,555
Property and Equipment, net	96,044	117,321	47,310
Operating lease right-of-use asset, net	385,436	473,242
Security deposit	3,518	3,518	3,518
Total Assets	541,039	750,850	71,383
Current Liabilities
Accounts payable and accrued expenses	520,410	560,948	793,482
Note payable - related party	1,492,000	642,000	322,000
Royalty agreement payable - related party	65,292	65,292	65,292
Accounts payable and accrued expenses - related party	4,614,733	4,145,465	3,349,832
Operating lease liability, current	122,028	110,678
Loan payable	60,000	60,000
SBA Pacheck Protection Loan	90,100
Total Current Liabilities	6,964,563	5,584,383	4,530,606
Long Term Liabilities
Loan payable, net of current	140,244	185,244
Operating lease liability, net of current	276,314	369,281
Total Liabilities	7,381,121	6,138,908	4,530,606
Commitments and Contingencies
Stockholders' Deficit
Preferred stock, value
Common stock, value
Common Stock Issuable, 1,122,311 and 1,122,311 shares, respectively	22,000	22,000	22,000
Additional paid-in capital	4,909,082	2,412,969	2,043,235
Deferred Compensation
Accumulated Deficit	(34,111,200)	(29,797,906)	(26,888,056)
Total Stockholders' Deficit	(6,840,082)	(5,388,058)	(4,459,223)
Total Liabilities and Stockholders' Deficit	541,039	750,850	71,383
Series A Preferred Stock [Member]
Stockholders' Deficit
Preferred stock, value	5,217,800	5,217,800	5,217,800
Common Stock Class A [Member]
Stockholders' Deficit
Common stock, value	17,122,236	16,757,079	15,145,798
Common Stock Class B [Member]
Stockholders' Deficit
Common stock, value